Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Shareholders' Equity

		in USD ‘000
	Number of common shares	Share capital	Share premium	Total
January 1, 2019	43,443,911	3,420	314,565	317,985
Issuance of shares - EIP 2013	261,984	21	2,696	2,717
Issuance of shares - ATM program	691,133	56	3,498	3,554
Share issuance costs	—	—	(130)	(130)
Exercise of stock-options - EIP 2017	26,420	2	326	328
December 31, 2019	44,423,448	3,499	320,955	324,454

		in USD ‘000
	Number of common shares	Share capital	Share premium	Total
January 1, 2020	44,423,448	3,499	320,955	324,454
Issuance of shares - EIP 2013	168,641	15	2,065	2,080
Issuance of shares - Underwritten offering	6,964,592	591	19,408	19,999
Issuance of shares - ATM program	5,995,897	469	16,437	16,906
Share issuance costs	—	—	(2,043)	(2,043)
December 31, 2020	57,552,578	4,574	356,822	361,396

Summary of Authorized Share Capital	The authorized share capital that is not outstanding is as follows:
	As at December 31,
Number of shares	2020	2019
Authorized share capital	17,611,372	19,681,753